Note 40 - Depreciation	6 Months Ended
Jun. 30, 2019
Depreciation and amortisation expense
Disclosure of Depreciation

40. Depreciation and amortization

The breakdown of the balance under this heading in the accompanying consolidated income statements is as follows:

Depreciation and amortization (Millions of Euros)
	June 2019	June 2018
Tangible assets	488	290
For own use	294	289
Investment properties	2	1
Right-of-use assets (*)	192
Other Intangible assets	302	309
Total	790	599

(*) The change is mainly due to the implementation of IFRS 16 on January 1, 2019 (see Note 2.1).